Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 CNY (¥) shares	Nov. 30, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥)
Share repurchases
Value of shares repurchased | ¥				¥ 2,061,591		¥ 1,199,102		¥ 132,192
ADS shares | 2015 share repurchase program
Share repurchases
Authorized amount | $			$ 500.0
Share repurchase program period, maximum			12 months
Shares repurchased (in shares) | shares							1,500,000
Value of shares repurchased | $							$ 205.3
ADS shares | 2016 share repurchase program
Share repurchases
Authorized amount | $		$ 1,000.0
Share repurchase program period, maximum		12 months
Shares repurchased (in shares) | shares					1,100,000
Value of shares repurchased | $					$ 306.1
ADS shares | 2017 share repurchase program
Share repurchases
Authorized amount | $	$ 1,000.0				$ 1,000.0
Share repurchase program period, maximum	12 months
Shares repurchased (in shares) | shares				0
Ordinary shares | 2015 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares							37,700,000
Ordinary shares | 2016 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares					28,100,000